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May 4, 2001


Zandra Y. Bailes, Esquire
Office of Insurance Products
Division of Investment Management
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  T. Rowe Price Equity Series, Inc.
     consisting of seven separate portfolios:
        T. Rowe Price Blue Chip Growth Portfolio
        T. Rowe Price Equity Income Portfolio
        T. Rowe Price Equity Index 500 Portfolio
        T. Rowe Price Health Sciences Portfolio
        T. Rowe Price Mid-Cap Growth Portfolio
        T. Rowe Price New America Growth Portfolio
        T. Rowe Price Personal Strategy Balanced Portfolio
     File Nos.: 033-52161/811-07143

Ms. Bailes:

This letter accompanies our filing of the above-referenced Funds' Statements of Additional Information and Prospectuses under Rule 497(e) of the Securities Act of 1933. This filing includes a separate wrapper for the funds' combined prospectus, and separate cover pages for the funds' combined national and New York Statements of Additional Information, respectively. There have been no additional changes made to the Prospectuses and Statements of Additional Information that were filed under Rule 497(j) on May 4, 2001.

If you have any questions, please call me at (410) 345-6601.

Sincerely,
/s/Forrest R. Foss
Forrest R. Foss